Perpetual Corporate Bonds (Changes of perpetual corporate bonds) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about perpetual corporate bonds [line items]
Amount, at the beginning of period	¥ 0
Amount, Issuance	4,999,950
Cumulative interests	68,600	¥ 0	¥ 0
Amount, at the end of period	¥ 5,068,550	¥ 0
Perpetual corporate bonds [member]
Disclosure of information about perpetual corporate bonds [line items]
Number, at the beginning of period	0
Amount, at the beginning of period	¥ 0
Number, Issuance	50,000,000
Amount, Issuance	¥ 4,999,950
Cumulative interests	¥ 68,600
Number, at the end of period	50,000,000	0
Amount, at the end of period	¥ 5,068,550	¥ 0
Perpetual corporate bond A [member]
Disclosure of information about perpetual corporate bonds [line items]
Number, at the beginning of period	0
Amount, at the beginning of period	¥ 0
Number, Issuance	25,000,000
Amount, Issuance	¥ 2,499,975
Cumulative interests	¥ 33,897
Number, at the end of period	25,000,000	0
Amount, at the end of period	¥ 2,533,872	¥ 0
Perpetual corporate bond B [member]
Disclosure of information about perpetual corporate bonds [line items]
Number, at the beginning of period	0
Amount, at the beginning of period	¥ 0
Number, Issuance	25,000,000
Amount, Issuance	¥ 2,499,975
Cumulative interests	¥ 34,703
Number, at the end of period	25,000,000	0
Amount, at the end of period	¥ 2,534,678	¥ 0